SHAREHOLDERS' EQUITY (Details) - Stock options outstanding under the 2010 Share Plan (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding under the 2010 Share Plan [Line Items]
Options Outstanding, Number	0
Range Of Exercise Prices 0.12 To 0.37 [Member] | 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding under the 2010 Share Plan [Line Items]
Options Outstanding, Number	15,914,000	2,984,000
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	8 years 226 days	5 years 266 days
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.23	$ 0.245
Options Exercisable, Number	5,016,222	2,257,750
Options Exercisable,Weighted Average Remaining Contractual Life (in years)	6 years 229 days	5 years 36 days
Options Exercisable,Weighted Average Exercise Price (in Dollars per share)	$ 0.23	$ 0.254
2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding under the 2010 Share Plan [Line Items]
Options Outstanding, Number